CONSOLIDATED BALANCE SHEETS - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 3,026,385	$ 395,370
Short-term investments	1,505,161	3,704,131
Marketable securities	252,200	285,700
Other assets	159,188	173,857
CURRENT ASSETS	4,942,934	4,559,058
Exploration and evaluation assets	41,946,079	40,650,547
ASSETS	46,889,013	45,209,605
LIABILITIES
Accounts payable and accrued liabilities	602,206	672,532
CURRENT LIABILITIES	602,206	672,532
SHAREHOLDERS EQUITY
Share capital	111,891,213	108,021,796
Contributed surplus	33,484,162	32,747,685
Deficit	(99,088,568)	(96,232,408)
SHAREHOLDERS EQUITY	46,286,807	44,537,073
LIABILITIES AND SHAREHOLDERS EQUITY	$ 46,889,013	$ 45,209,605